UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:06/30/2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Drozdowski
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Douglas Drozdowski	Wellesley, MA   08/01/2011
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________       ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  119

Form 13F Information Table Value Total:  $277003
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________        ___________________
[Repeat as necessary.]









Quantity	Security	Cusip		Value
34627		3m Company	88579Y101	3284000
60229		Abbott Lab	002824100	3169000
732626		Acme Packet 	004764106	51379000
2349		Affiliated Mger 008252108	238000
2845		Allergan Inc	018490102	237000
4195		Ameriprise 	03076c106	242000
4330		Amgen		031162100	253000
4490		Anadarko Pete 	032511107	345000
7762		Apple Computer	037833100	2605000
5260		Aptargroup Inc	038336103	275000
88518		AT&T Inc Com	00206R102	2780000
13343		Bank of America 060505104	146000
4		Berkshire Hath	084670207	464000
24842		Bhp Billiton 	088606958	2351000
106230		Bristol Myers 	110122108	3076000
7205		Campbell's Soup	134429109	249000
5483		Caterpillar 	149123101	584000
46277		Chevron Texaco 	166764100	4759000
28262		Cisco Sys Inc	17275r102	441000
9347		Citigroup Inc	172967101	389000
42109		Clorox		189054109	2840000
53340		Coca Cola	191216100	3589000
43530		Colgate Palm	194162103	3805000
39011		Conocophillips	20825C104	2933000
42709		Consolidated Ed 209115104	2274000
15900		CSX Corp	126408ga5	417000
12697		CVS Caremark 	126650100	477000
8155		Disney Walt Co.	254687106	318000
61836		Dupont		263534109	3342000
11805		EV Risk Mng Div	27829g106	149000
46583		EV Tax Mng Gbl	27829F108	488000
57401		Energy Transfer 29273R109	2805000
32282		Exxon Mobil 	30231G102	2627000
30714		General Dyn	369550108	2289000
183190		General Elec 	369604103	3455000
2019		Goldman Sachs 	38141G104	269000
486		Google Inc A	38259p508	246000
4135		Helmerich&Payne	423452101	273000
10000		Hingham Instn 	433323102	529000
85014		Home Depot	437076102	3079000
61628		Honeywell 	438516106	3672000
152924		Intel Corp	458140100	3389000
36827		IBM		459200101	6318000
80444		Intl Paper 	464285105	2399000
13000		Ishr Comex Gold 464285105	190000
6620		Ishr MSCIBrazil 464286400	486000
6418		Ishr MSCICanada 464286509	203000
33800		Ishr MSCI Japan 464286848	353000
42686		Ishr S&P GSCI 	464287168	1456000
199451		Ishr DJ Sel Div	464287168	10555000
14768		Ishr DJ US Engy	464287796	636000
3970		Ishr DJ US Finl 464287770	217000
3805		Ishr DJ US RE	464287739	229000
72567		Ishr MSCI Eafe 	464287465	4364000
55133		Ishr MSCI EmMkt	464287234	2624000
185959		IshrRsl 1000Grw 464287614	11321000
46710		IshrRsl 1000Ind 464287622	3451000
73479		IshrRsl 1000Val 464287598	5017000
40883		IshrRsl 2000Grw	464287648	3878000
37130		IshrRsl 2000Ind	464287655	3074000
19957		IshrRsl 2000Val	464287630	1465000
10364		IshrRsl 3000Ind	464287689	822000
23522		IshrRsl Mid Grw 464287481	1454000
16634		IshrRsl Mid Val	464287473	794000
9692		Ishr S&P 500 	464287953	1283000
4925		Ishr S&P LatAm 	464287390	254000
16955		Ishr S&P Mid400 464287507	1657000
383976		Ishr S&P US Pfd 464288687	15228000
66916		Jhnsn & Jhnsn	478160104	4451000
11826		JP Morgan Chase 46625H100	484000
39403		Kimberly-Clark	494368103	2623000
6533		Kinder Morgan 	494550106	474000
7430		Lexmark Intl 	529771107	217000
45660		McDonalds Corp.	580135101	3850000
11535		Merck & Co.	589331107	407000
209297		Nasdaq Inc Grw  63110r105	3010000
10240		OccidentalPetro 674599105	1065000
26547		Oracle Corp	68389X105	874000
69297		Paychex		704326107	2129000
10857		Pwrshr Db Com 	73935s105	314000
21170		Pwrshr Ex Trad 	73935x161	191000
24356		Pwrshr QQQ  	73935A104	1390000
88134		Procter &Gamble	742718109	5603000
7265		Prosh Ultra QQQ 74347r206	642000
5285		Rogers Comm B	775109200	209000
6861		Royal Dutch  A 	780259206	488000
4555		Royal Dutch ADR	780259107	327000
20892		Rydex ETFS&P500	78355W106	1058000
27764		Sanmina Corp	800907206	287000
25980		Spdr BenInt Fin	78355W205	399000
15158		Spdr BenIntTech 81369Y803	390000
48676		Southern Co.	842587107	1966000
8403		SPDR DJ  IndAvg 78467x109	1040000
25888		Spdr Gold 	78463V107	3780000
8121		SPDR S&P MC 400	78467Y107	1441000
6145		SPDR Divid ETF	78464A763	332000
4900		State Street 	857477103	221000
96515		Sysco Corp.	871829107	3009000
8500		Thomas & Betts 	884315102	458000
3995		Tjx Companies 	872540109	210000
44413		Travelers Inc.	89417E109	2593000
22032		Unilever N V 	904784709	724000
70747		Unilever PlcADR	904767704	2291000
40252		UnitedParcelSvc 911312106	2936000
32665		United Tech 	913017109	2891000
7277		Vngd Emg Mkts 	922042858	354000
3140		Vngd Index Grw	922908736	203000
5445		Verizon Comm 	92343v104	203000
65712		Waste Mgmt 	94106l109	2449000
10000		Wells Fargo 	949746101	281000
11511		WT Defa Fd	97717W695	578000
31124		WT Div 100 	97717W406	1600000
15698		WT HighYield Eq	97717W208	651000
5950		WT Intl Div100 	97717W786	281000
20531		WT Intl LC Div	97717W794	982000
16173		WT Intl MC Div	97717W778	874000
224062		WT LargeCap Div 97717w309	10992000
22725		WT Midcap Div	97717W778	1238000
25974		WT Total Div	97717W109	1284000